Note 4 - Investments - Term Deposits (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Short-term investments	$ 70,000,000	$ 30,000,000
Long-term investments	25,000,000	75,000,000
Total deposit assets	$ 95,000,000	$ 105,000,000